Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
3. Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Accounts receivable	$275,206	$262,694
Less: Allowance for doubtful accounts	(35,535)	(47,595)
Accounts receivable, net	$239,671	$215,099

Bad debt expense was $133,907 and $21,200 for the years ended December 31, 2012 and 2011, respectively.